Taxes (Details 3) - USD ($)	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
VAT taxes payable	$ 1,421,831	$ 775,847
Income taxes payable	5,982,737	4,633,460
Other taxes payable	4,106	14,648
Totals	$ 7,408,674	$ 5,423,955